Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 2,369,137	¥ 2,124,949
Carried at fair value	[1]	1,210,590	818,523
Total		3,579,727	2,943,472
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,000	1,000
Total		1,000	1,000
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		2,370,137	2,125,949
Carried at fair value	[1]	1,210,590	818,523
Total		3,580,727	2,944,472
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		717,992	605,200
Total		717,992	605,200
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		442,600	436,221
Total		442,600	436,221
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		2,196	1,289
Total		2,196	1,289
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,206,349	1,082,239
Carried at fair value	[1]	1,210,590	818,523
Total		¥ 2,416,939	¥ 1,900,762

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.